Fair value measurements (Level 3 Rollforward) (Detail) - Recurring Fair Value Measurements - Significant Unobservable Inputs (Level 3) - Derivative - USD ($) $ in Thousands		3 Months Ended		12 Months Ended
	Mar. 31, 2017	Mar. 21, 2017	Mar. 31, 2016	Dec. 31, 2016	Dec. 31, 2015
Level 3 Rollforward
Beginning balance	$ 715
Realized and unrealized (losses) gains included in derivative gains	(239)
Settlements received	0
Ending balance	476	$ 715
(Losses) gains relating to instruments still held at the reporting date included in derivative (losses) gains for the period	(239)
Predecessor
Level 3 Rollforward
Beginning balance	$ 715	(98)	$ 123,068	$ 123,068	$ 195,167
Realized and unrealized (losses) gains included in derivative gains		813	6,978	(9,314)	105,055
Purchases				0	0
Settlements received		0	(39,093)	(113,852)	(177,154)
Ending balance		715	90,953	(98)	123,068
(Losses) gains relating to instruments still held at the reporting date included in derivative (losses) gains for the period		$ 813	$ 2,027	$ (98)	$ 61,260